UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2024

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 98.2%
Brazil | 9.6%
Banco do Brasil SA	1,234,704	$6,160,261
BB Seguridade Participacoes SA	1,057,400	6,890,559
CCR SA	1,193,350	2,650,575
Engie Brasil Energia SA	267,798	2,086,757
Petroleo Brasileiro SA ADR	362,484	5,223,394
PRIO SA	298,000	2,370,237
Vale SA ADR	267,069	3,119,366
Vibra Energia SA	894,900	3,843,945
		32,345,094
Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	46,922	1,955,709
China | 29.3%
Alibaba Group Holding Ltd. ADR	68,833	7,304,558
Anhui Conch Cement Co. Ltd., Class H	1,391,875	4,086,430
China Construction Bank Corp., Class H	12,763,038	9,567,851
China Medical System Holdings Ltd.	2,873,000	3,305,985
China Merchants Bank Co. Ltd., Class H	974,237	4,739,939
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,373,600	3,189,640
ENN Natural Gas Co. Ltd., Class A	1,172,020	3,439,025
Gree Electric Appliances, Inc. of Zhuhai, Class A	780,898	5,289,102
Hengan International Group Co. Ltd.	1,084,527	3,742,784
Huayu Automotive Systems Co. Ltd., Class A	1,137,496	2,908,469
JD.com, Inc. ADR	138,547	5,541,880
Lenovo Group Ltd.	4,822,000	6,481,987
Midea Group Co. Ltd., Class A	410,100	4,383,972
NetEase, Inc. ADR	68,225	6,379,720
Ping An Insurance Group Co. of China Ltd., Class H	808,500	5,133,448
Sinopharm Group Co. Ltd., Class H	2,234,797	5,919,609
Tencent Holdings Ltd.	78,200	4,378,644
Tingyi Cayman Islands Holding Corp.	3,956,000	5,698,950
Want Want China Holdings Ltd.	3,895,000	2,653,372
Weichai Power Co. Ltd., Class H	2,528,958	4,606,594
		98,751,959
Egypt | 0.7%
Commercial International Bank - Egypt (CIB) GDR	1,284,137	2,181,344
Greece | 2.6%
Metlen Energy & Metals SA	60,612	2,386,797
National Bank of Greece SA	459,696	3,950,187
Description	Shares	Fair Value
OPAP SA	141,343	$2,516,178
		8,853,162
Hong Kong | 0.9%
ASMPT Ltd.	232,188	2,851,273
Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	449,440	3,362,871
OTP Bank Nyrt	130,572	6,829,210
		10,192,081
India | 5.4%
Axis Bank Ltd.	203,961	3,006,057
Indus Towers Ltd. (*)	1,471,612	6,891,724
Infosys Ltd. ADR	107,945	2,403,935
Tata Consultancy Services Ltd.	45,888	2,341,645
UPL Ltd.	497,608	3,632,938
		18,276,299
Indonesia | 4.7%
Astra International Tbk PT	11,563,104	3,860,775
Bank Mandiri Persero Tbk PT	9,323,260	4,263,141
Telkom Indonesia Persero Tbk PT ADR	256,871	5,080,908
United Tractors Tbk PT	1,531,600	2,748,684
		15,953,508
Mexico | 6.6%
America Movil SAB de CV ADR	192,573	3,150,494
Cemex SAB de CV ADR	647,311	3,948,597
Grupo Aeroportuario del Pacifico SAB de CV ADR	18,141	3,156,897
Grupo Financiero Banorte SAB de CV, Class O	570,065	4,038,805
Grupo Mexico SAB de CV, Series B	509,272	2,839,146
Kimberly-Clark de Mexico SAB de CV, Class A	1,495,989	2,419,111
Ternium SA ADR	74,587	2,753,006
		22,306,056
Peru | 0.7%
Credicorp Ltd.	13,173	2,383,918
Portugal | 0.8%
Galp Energia SGPS SA	146,228	2,745,628
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2
South Africa | 8.7%
Bidvest Group Ltd.	287,410	4,878,480
Life Healthcare Group Holdings Ltd.	3,834,418	3,553,117

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Nedbank Group Ltd.	369,385	$6,395,836
Sanlam Ltd.	942,071	4,801,536
Standard Bank Group Ltd.	391,600	5,496,015
Vodacom Group Ltd.	646,815	4,098,908
		29,223,892
South Korea | 9.6%
Coway Co. Ltd.	56,657	2,897,770
Doosan Bobcat, Inc.	26,385	822,761
Hyundai Mobis Co. Ltd.	15,984	2,664,856
KB Financial Group, Inc.	97,968	6,084,460
Kia Corp.	27,011	2,070,774
KT Corp.	104,142	3,205,975
KT&G Corp.	28,514	2,379,273
Samsung Electronics Co. Ltd.	37,710	1,787,279
Shinhan Financial Group Co. Ltd.	142,160	6,053,819
SK Hynix, Inc.	32,457	4,372,234
		32,339,201
Taiwan | 10.9%
ASE Technology Holding Co. Ltd.	1,342,000	6,463,976
Globalwafers Co. Ltd.	160,000	2,309,865
MediaTek, Inc.	146,000	5,452,164
Novatek Microelectronics Corp.	205,000	3,363,535
Taiwan Semiconductor Manufacturing Co. Ltd.	479,989	14,653,911
Yageo Corp.	224,993	4,454,624
		36,698,075
Thailand | 2.2%
Kasikornbank PCL	675,069	5,034,011
PTT Exploration & Production PCL (‡)	610,700	2,486,262
		7,520,273
Turkey | 0.4%
BIM Birlesik Magazalar AS	95,449	1,386,410
United Kingdom | 1.5%
Unilever PLC	77,549	5,026,078
Total Common Stocks (Cost $264,132,308)		330,989,962
Short-Term Investments | 1.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $6,317,431)	6,317,431	6,317,431
Description	Fair Value
Total Investments | 100.1% (Cost $270,449,739)	$337,307,393
Liabilities in Excess of Cash and Other Assets | (0.1)%	(194,654)
Net Assets | 100.0%	$337,112,739

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 61.4%
Australia | 0.9%
AGL Energy Ltd.	34,145	$279,122
Brambles Ltd.	31,069	409,523
Computershare Ltd. ADR	11,602	201,527
GrainCorp Ltd., Class A	21,975	139,942
Perseus Mining Ltd.	153,818	273,911
Qantas Airways Ltd. (*)	33,371	171,419
REA Group Ltd.	3,277	457,446
Telstra Group Ltd.	26,778	71,946
Westgold Resources Ltd.	129,403	237,090
		2,241,926
Bermuda | 0.2%
Hamilton Insurance Group Ltd., Class B	19,984	386,491
RenaissanceRe Holdings Ltd.	681	185,504
		571,995
Burkina Faso | 0.1%
IAMGOLD Corp. (*)	23,598	123,709
Canada | 2.2%
ARC Resources Ltd.	8,424	142,388
Brookfield Corp.	2,691	142,922
CGI, Inc. (*)	1,380	158,790
Colliers International Group, Inc.	742	112,607
Constellation Software, Inc.	54	175,681
Dollarama, Inc.	11,841	1,212,948
Fairfax Financial Holdings Ltd.	414	522,737
Fortis, Inc.	2,985	135,627
Hydro One Ltd.	3,479	120,593
iA Financial Corp., Inc.	2,249	186,412
International Petroleum Corp. (*)	18,051	214,587
Kinross Gold Corp.	30,514	285,861
Loblaw Cos. Ltd.	3,295	438,732
Manulife Financial Corp.	5,082	150,192
Metro, Inc.	6,159	389,318
Power Corp. of Canada	8,174	257,830
Shopify, Inc. Class A (*)	1,474	118,088
Suncor Energy, Inc.	8,525	314,665
Teekay Tankers Ltd., Class A	1,330	77,473
		5,157,451
China | 0.3%
BOC Hong Kong Holdings Ltd.	28,500	90,879
NXP Semiconductors NV	1,603	384,736
Yangzijiang Shipbuilding Holdings Ltd.	68,000	129,564
		605,179
Description	Shares	Fair Value
Denmark | 0.2%
Carlsberg AS, Class B ADR	8,841	$210,327
Jyske Bank AS	947	73,815
Novo Nordisk AS, Class B	2,323	276,607
		560,749
Finland | 0.1%
Kone OYJ ADR	7,888	235,930
France | 1.2%
BNP Paribas SA	11,998	823,354
Bureau Veritas SA ADR	3,225	213,769
Cie Generale des Etablissements Michelin SCA	2,106	85,506
Gaztransport Et Technigaz SA	1,416	200,494
Legrand SA ADR	9,451	217,562
LVMH Moet Hennessy Louis Vuitton SE ADR	1,642	252,227
Orange SA	31,269	358,035
Pernod Ricard SA ADR	5,211	158,102
Societe Generale SA	6,588	164,235
TotalEnergies SE	4,603	298,345
		2,771,629
Germany | 0.4%
Commerzbank AG	10,968	202,269
Deutsche Bank AG	19,231	331,499
Mercedes-Benz Group AG	848	54,812
Merck KGaA ADR	5,656	200,109
TUI AG (*)	12,564	95,715
		884,404
Hong Kong | 0.4%
AIA Group Ltd. ADR	5,109	179,786
Henderson Land Development Co. Ltd.	36,000	113,040
HKT Trust & HKT Ltd.	66,000	84,501
Techtronic Industries Co. Ltd. ADR	5,700	429,210
WH Group Ltd.	318,000	251,546
		1,058,083
Ireland | 0.5%
Accenture PLC, Class A	2,155	761,749
AerCap Holdings NV	1,187	112,433
AIB Group PLC	18,665	106,995
Cimpress PLC (*)	1,207	98,878
		1,080,055
Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	176,127	202,682

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Wix.com Ltd. (*)	787	$131,563
		334,245
Italy | 0.6%
Banco BPM SpA	30,429	205,585
BPER Banca SpA	27,915	157,310
Ferrari NV	587	274,959
Intesa Sanpaolo SpA	30,026	128,521
Telecom Italia SpA (*)	424,898	118,157
UniCredit SpA	11,858	521,096
		1,405,628
Japan | 4.4%
Activia Properties, Inc. REIT	46	104,719
Central Japan Railway Co.	3,400	78,678
Daiichi Sankyo Co. Ltd.	3,500	115,067
Daiwa House Industry Co. Ltd.	2,800	88,014
Denso Corp.	11,200	166,712
East Japan Railway Co.	15,000	298,153
ENEOS Holdings, Inc.	58,200	316,872
FANUC Corp. ADR	14,800	216,228
FUJIFILM Holdings Corp.	3,500	90,279
GS Yuasa Corp.	5,800	115,628
Gunma Bank Ltd.	14,400	88,376
Hachijuni Bank Ltd.	15,300	89,851
Honda Motor Co. Ltd.	5,700	60,159
Idemitsu Kosan Co. Ltd.	19,200	137,855
Inpex Corp.	8,200	111,234
Iyogin Holdings, Inc.	9,400	89,325
Japan Airlines Co. Ltd.	5,700	100,101
Japan Post Bank Co. Ltd.	43,400	405,527
Japan Post Holdings Co. Ltd.	95,400	910,430
Japan Tobacco, Inc.	12,100	353,480
KDDI Corp.	9,700	310,486
Kuraray Co. Ltd.	16,600	245,893
Kyoto Financial Group, Inc.	29,600	456,764
Lasertec Corp.	600	99,398
Leopalace21 Corp.	31,200	130,296
Mazda Motor Corp.	12,800	95,956
McDonald’s Holdings Co. Japan Ltd.	3,600	171,416
Mebuki Financial Group, Inc.	24,900	99,947
MEIJI Holdings Co. Ltd.	10,500	262,529
Mitsubishi Electric Corp.	6,700	107,976
Mitsui Mining & Smelting Co. Ltd.	3,500	119,468
Mizuho Financial Group, Inc.	8,400	172,662
Modec, Inc.	11,900	282,513
Nagoya Railroad Co. Ltd.	11,200	135,950
Description	Shares	Fair Value
Namura Shipbuilding Co. Ltd.	9,800	$95,950
NGK Insulators Ltd.	20,300	265,429
Nintendo Co. Ltd. ADR	19,614	261,258
Nippon Telegraph & Telephone Corp.	349,400	357,587
Nisshinbo Holdings, Inc.	32,900	220,203
Osaka Gas Co. Ltd.	18,600	417,966
Sankyo Co. Ltd.	7,300	107,045
Shimano, Inc. ADR	9,064	170,222
Shizuoka Financial Group, Inc.	16,400	142,596
SoftBank Corp.	331,000	432,213
Subaru Corp.	11,700	203,311
Sumitomo Mitsui Financial Group, Inc.	12,300	261,866
Sumitomo Rubber Industries Ltd.	10,800	118,334
T&D Holdings, Inc.	6,700	117,020
Tokyo Electron Ltd.	1,200	213,086
Tokyu Fudosan Holdings Corp.	11,300	77,979
Toyota Industries Corp.	1,400	108,073
Toyota Motor Corp.	12,200	218,514
		10,416,594
Netherlands | 0.8%
ASM International NV	490	321,146
Eurocommercial Properties NV REIT	9,860	273,391
EXOR NV	2,580	276,516
Koninklijke Ahold Delhaize NV	2,462	85,067
Koninklijke KPN NV	47,253	192,993
Wolters Kluwer NV	1,568	264,297
Wolters Kluwer NV ADR	3,065	514,154
		1,927,564
Portugal | 0.1%
Galp Energia SGPS SA	7,983	149,892
Singapore | 0.1%
City Developments Ltd.	36,200	152,056
Jardine Cycle & Carriage Ltd.	3,400	73,000
		225,056
Spain | 0.4%
Acciona SA	800	113,360
Banco Bilbao Vizcaya Argentaria SA	36,629	396,506
Banco Santander SA	11,167	57,067
Iberdrola SA	6,116	94,624
Industria de Diseno Textil SA ADR	11,764	349,156
		1,010,713
Sweden | 0.6%
Assa Abloy AB ADR	13,690	229,992
Epiroc AB ADR	19,331	418,903
Essity AB, Class B	14,587	455,240

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Fastighets AB Balder, B Shares (*)	8,641	$75,916
Hexagon AB ADR	24,865	266,801
		1,446,852
Switzerland | 1.5%
ABB Ltd. ADR	9,271	536,976
Givaudan SA	35	191,980
Logitech International SA	2,221	198,741
Novartis AG	22,420	2,580,896
PSP Swiss Property AG	682	99,863
		3,608,456
United Kingdom | 2.6%
AstraZeneca PLC	6,011	936,303
AstraZeneca PLC ADR	5,295	412,533
Auto Trader Group PLC	9,708	112,697
BAE Systems PLC	2,952	48,866
Barclays PLC	127,043	382,336
Coca-Cola Europacific Partners PLC	4,423	348,311
Diageo PLC ADR	3,860	541,712
Fidelis Insurance Holdings Ltd.	4,157	75,075
Global Ship Lease, Inc., Class A	5,886	156,862
Harbour Energy PLC	25,902	92,492
HSBC Holdings PLC	17,326	155,407
Investec PLC	19,169	145,927
NatWest Group PLC	156,294	722,096
RELX PLC	2,408	113,768
RELX PLC ADR	10,923	518,406
Serco Group PLC	38,031	90,744
Standard Chartered PLC	47,804	508,361
Unilever PLC	5,609	363,250
Unilever PLC ADR	7,546	490,188
		6,215,334
United States | 43.7%
3M Co.	5,951	813,502
AbbVie, Inc.	3,081	608,436
Abercrombie & Fitch Co., Class A (*)	596	83,380
Adobe, Inc. (*)	762	394,548
Alkermes PLC (*)	2,677	74,929
Allison Transmission Holdings, Inc.	3,674	352,961
Allstate Corp.	464	87,998
Alnylam Pharmaceuticals, Inc. (*)	873	240,101
Alphabet, Inc., Class A	4,339	719,623
Alphabet, Inc., Class C	15,325	2,562,187
Altria Group, Inc.	7,638	389,844
Amazon.com, Inc. (*)	11,137	2,075,157
Ameren Corp.	1,136	99,355
Description	Shares	Fair Value
American Electric Power Co., Inc.	4,818	$494,327
American International Group, Inc.	2,254	165,060
American Tower Corp. REIT	4,070	946,519
Amphenol Corp., Class A	6,140	400,082
Aon PLC, Class A	1,481	512,411
Appfolio, Inc., Class A (*)	464	109,226
Apple, Inc.	24,715	5,758,595
Applied Materials, Inc.	4,862	982,367
AptarGroup, Inc.	490	78,493
Arista Networks, Inc. (*)	258	99,026
Assurant, Inc.	761	151,332
AT&T, Inc.	21,993	483,846
Atmos Energy Corp.	2,025	280,888
Automatic Data Processing, Inc.	775	214,466
Avery Dennison Corp.	951	209,943
Axis Capital Holdings Ltd.	5,733	456,404
Axos Financial, Inc. (*)	1,621	101,928
Bank of America Corp.	22,970	911,450
Bank of New York Mellon Corp.	17,395	1,250,005
Becton Dickinson & Co.	334	80,527
Biogen, Inc. (*)	458	88,779
BJ’s Wholesale Club Holdings, Inc. (*)	873	72,005
Booz Allen Hamilton Holding Corp.	3,158	513,996
BorgWarner, Inc.	2,363	85,753
Boston Scientific Corp. (*)	5,105	427,799
Brady Corp., Class A	1,999	153,183
Brinker International, Inc. (*)	763	58,392
Bristol-Myers Squibb Co.	7,216	373,356
Broadcom, Inc.	4,690	809,025
BRP, Inc.	2,617	155,816
Burlington Stores, Inc. (*)	418	110,135
Cadence Design Systems, Inc. (*)	279	75,617
Cal-Maine Foods, Inc.	2,447	183,133
Cardinal Health, Inc.	4,633	512,039
Carnival Corp. (*)	7,253	134,035
Caterpillar, Inc.	1,330	520,190
Cboe Global Markets, Inc.	2,251	461,162
Cencora, Inc.	5,283	1,189,098
Centene Corp. (*)	1,515	114,049
Charles Schwab Corp.	4,220	273,498
Charter Communications, Inc., Class A (*)	620	200,930
Chipotle Mexican Grill, Inc. (*)	987	56,871
Chord Energy Corp.	649	84,519
Chubb Ltd.	257	74,116
Church & Dwight Co., Inc.	2,382	249,443
Cigna Group	767	265,720
Cintas Corp.	636	130,940

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Cirrus Logic, Inc. (*)	2,587	$321,331
Cisco Systems, Inc.	2,716	144,546
Citizens Financial Group, Inc.	2,729	112,080
CME Group, Inc.	399	88,039
CMS Energy Corp.	1,345	94,997
Coca-Cola Co.	10,715	769,980
Cognizant Technology Solutions Corp., Class A	4,800	370,464
Colgate-Palmolive Co.	27,831	2,889,136
Comcast Corp., Class A	6,725	280,903
CommVault Systems, Inc. (*)	1,038	159,696
Constellation Brands, Inc., Class A	296	76,276
Costco Wholesale Corp.	1,673	1,483,148
Coterra Energy, Inc.	3,953	94,674
Curtiss-Wright Corp.	473	155,470
Danaher Corp.	1,806	502,104
Datadog, Inc., Class A (*)	1,680	193,301
DaVita, Inc. (*)	732	119,997
Deckers Outdoor Corp. (*)	1,106	176,352
Dell Technologies, Inc., Class C	1,996	236,606
Dominion Energy, Inc.	10,560	610,262
Donaldson Co., Inc.	1,688	124,406
Dropbox, Inc., Class A (*)	5,455	138,721
Eaton Corp. PLC	1,206	399,717
eBay, Inc.	2,096	136,471
Electronic Arts, Inc.	9,135	1,310,324
Eli Lilly & Co.	1,145	1,014,401
EnerSys	840	85,722
Entergy Corp.	1,466	192,940
EOG Resources, Inc.	1,344	165,218
Euronet Worldwide, Inc. (*)	1,902	188,735
Everest Group Ltd.	763	298,966
Exxon Mobil Corp.	2,570	301,255
Fidelity National Information Services, Inc.	3,868	323,945
First Citizens BancShares, Inc., Class A	76	139,912
Fiserv, Inc. (*)	5,060	909,029
Fortinet, Inc. (*)	1,136	88,097
Gilead Sciences, Inc.	5,631	472,103
Goldman Sachs Group, Inc.	1,526	755,538
GSK PLC	56,222	1,143,549
Guess?, Inc.	3,623	72,931
Hartford Financial Services Group, Inc.	5,038	592,519
HCA Healthcare, Inc.	3,022	1,228,231
Hewlett Packard Enterprise Co.	9,461	193,572
Horace Mann Educators Corp.	2,711	94,749
ICF International, Inc.	532	88,732
Description	Shares	Fair Value
Impinj, Inc. (*)	598	$129,479
Ingredion, Inc.	1,169	160,656
Intercontinental Exchange, Inc.	3,997	642,078
International Business Machines Corp.	2,896	640,248
International Seaways, Inc.	2,655	136,892
Intuitive Surgical, Inc. (*)	203	99,728
IQVIA Holdings, Inc. (*)	1,868	442,660
Jackson Financial, Inc., Class A	3,909	356,618
Jazz Pharmaceuticals PLC (*)	788	87,791
Johnson & Johnson	1,710	277,123
Kimberly-Clark Corp.	8,038	1,143,647
KLA Corp.	764	591,649
Kroger Co.	3,398	194,705
Lam Research Corp.	115	93,849
Lockheed Martin Corp.	2,586	1,511,672
LPL Financial Holdings, Inc.	465	108,173
Marvell Technology, Inc.	2,342	168,905
Masco Corp.	732	61,444
MasterCard, Inc., Class A	2,993	1,477,943
Matador Resources Co.	3,059	151,176
Match Group, Inc. (*)	3,056	115,639
McDonald’s Corp.	1,217	370,589
McKesson Corp.	373	184,419
Merck & Co., Inc.	11,621	1,319,681
Meta Platforms, Inc., Class A	4,206	2,407,683
MetLife, Inc.	1,543	127,267
Microsoft Corp.	10,541	4,535,792
Molson Coors Brewing Co., Class B	1,646	94,678
Monolithic Power Systems, Inc.	627	579,662
Moody’s Corp.	1,798	853,313
Morgan Stanley	534	55,664
Motorola Solutions, Inc.	1,168	525,168
National Fuel Gas Co.	2,154	130,554
National HealthCare Corp.	974	122,500
NetApp, Inc.	4,843	598,159
Netflix, Inc. (*)	934	662,458
Neurocrine Biosciences, Inc. (*)	1,176	135,499
NewMarket Corp.	332	183,228
Newmont Corp. CDI	3,161	168,745
NIKE, Inc., Class B	2,474	218,702
NMI Holdings, Inc. (*)	2,171	89,424
Northrop Grumman Corp.	454	239,744
Nucor Corp.	399	59,986
NVIDIA Corp.	42,285	5,135,090
Omega Healthcare Investors, Inc.	2,112	85,958
Onto Innovation, Inc. (*)	463	96,100
Oracle Corp.	6,388	1,088,515

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Ovintiv, Inc.	2,012	$77,080
Paychex, Inc.	538	72,194
PepsiCo, Inc.	2,886	490,764
PG&E Corp.	7,837	154,938
Philip Morris International, Inc.	9,461	1,148,565
Pinterest, Inc., Class A (*)	3,030	98,081
PJT Partners, Inc., Class A	797	106,272
Prestige Consumer Healthcare, Inc. (*)	2,549	183,783
Procter & Gamble Co.	5,962	1,032,618
Progressive Corp.	581	147,435
PTC, Inc. (*)	1,969	355,720
PulteGroup, Inc.	425	61,000
QUALCOMM, Inc.	7,228	1,229,121
Qualys, Inc. (*)	692	88,894
Regeneron Pharmaceuticals, Inc. (*)	300	315,372
Reinsurance Group of America, Inc.	536	116,778
Republic Services, Inc.	604	121,307
RingCentral, Inc., Class A (*)	2,018	63,829
Roche Holding AG	4,062	1,300,306
Rockwell Automation, Inc.	951	255,305
Royal Caribbean Cruises Ltd.	924	163,881
S&P Global, Inc.	3,353	1,732,227
Salesforce, Inc.	2,105	576,160
Sanofi SA	3,331	383,778
SBA Communications Corp. REIT	1,781	428,687
ServiceNow, Inc. (*)	556	497,281
Shell PLC	6,835	222,773
Simon Property Group, Inc. REIT	3,112	525,990
Southwest Gas Holdings, Inc.	1,554	114,623
Spire, Inc.	1,238	83,305
Squarespace, Inc., Class A (*)	2,275	105,628
State Street Corp.	8,192	724,746
Stride, Inc. (*)	1,001	85,395
Stryker Corp.	155	55,995
Synopsys, Inc. (*)	228	115,457
Sysco Corp.	2,274	177,508
T-Mobile U.S., Inc.	1,223	252,378
Targa Resources Corp.	1,170	173,172
Target Corp.	7,567	1,179,393
Terex Corp.	2,306	122,010
Tesla, Inc. (*)	3,115	814,977
Texas Instruments, Inc.	2,089	431,525
Texas Pacific Land Corp.	187	165,446
Thermo Fisher Scientific, Inc.	808	499,805
TJX Cos., Inc.	10,156	1,193,736
Toll Brothers, Inc.	1,808	279,318
Description	Shares	Fair Value
TopBuild Corp. (*)	669	$272,156
Trane Technologies PLC	1,656	643,737
U-Haul Holding Co. (*)	1,536	119,009
UniFirst Corp.	452	89,790
United Therapeutics Corp. (*)	368	131,873
UnitedHealth Group, Inc.	1,167	682,322
Universal Health Services, Inc., Class B	4,435	1,015,659
Verizon Communications, Inc.	17,577	789,383
Visa, Inc., A Shares	1,868	513,607
W.R. Berkley Corp.	1,550	87,932
Walmart, Inc.	6,506	525,360
Walt Disney Co.	937	90,130
Warner Music Group Corp., Class A	3,790	118,627
Waste Management, Inc.	3,501	726,808
WEC Energy Group, Inc.	920	88,486
Wells Fargo & Co.	6,187	349,504
Western Union Co.	7,277	86,815
Westlake Corp.	547	82,209
Willis Towers Watson PLC	321	94,544
Xcel Energy, Inc.	8,986	586,786
Zoetis, Inc.	1,744	340,743
Zoom Video Communications, Inc. Class A (*)	1,970	137,388
		103,659,737
Total Common Stocks (Cost $109,473,842)		145,691,181

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 11.4%
Australia | 0.4%
Telstra Corp. Ltd., 4.000%, 04/19/27	AUD	1,200	$822,759
Canada | 0.2%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	490	472,906
Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	8,175	1,190,100
Germany | 0.5%
Commerzbank AG, 3.375%, 12/12/25	EUR	460	517,524
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	740	724,214
			1,241,738
Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25	USD	200	199,597

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Norway | 0.4%
DNB Boligkreditt AS, 5.170% (3 Month NOK NIBOR + 0.450%), 02/08/28 (§)	NOK	10,000	$952,189
Sweden | 0.1%
Swedbank Hypotek AB, 3.000%, 03/28/29	SEK	2,500	253,108
Switzerland | 0.5%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	205	192,189
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 405 2.000%, 10/30/25	CHF	400	478,776
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap + 1.600%), 03/17/32 (§)	EUR	470	562,742
			1,233,707
United Kingdom | 0.8%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,295	1,259,734
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	580	696,144
			1,955,878
United States | 7.9%
Adobe, Inc.:
2.300%, 02/01/30	USD	615	565,108
4.950%, 04/04/34	USD	168	175,186
Alphabet, Inc., 1.100%, 08/15/30	USD	410	353,019
American Express Co., 4.050%, 05/03/29	USD	205	205,377
Amgen, Inc., 3.000%, 02/22/29	USD	1,205	1,151,041
Apple, Inc., 1.125%, 05/11/25	USD	615	602,560
AT&T, Inc., 3.500%, 06/01/41	USD	1,120	916,608
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	305	218,384
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	220	219,148
Clean Harbors, Inc., 4.875%, 07/15/27	USD	635	625,988
Comcast Corp., 4.650%, 02/15/33	USD	825	836,798
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	372	387,465
Description	Security Currency	Principal Amount (000)	Fair Value
Eaton Corp., 4.150%, 11/02/42	USD	330	$302,126
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	630	538,913
Home Depot, Inc., 5.875%, 12/16/36	USD	510	570,244
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	195	143,535
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	770	667,634
JPMorgan Chase & Co., 3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	535	525,327
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	108	104,802
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	795	819,891
McDonald’s Corp., 3.125%, 03/04/25	CAD	995	732,832
Microsoft Corp., 3.500%, 11/15/42	USD	1,260	1,112,351
Morgan Stanley, 3.625%, 01/20/27	USD	215	213,061
PepsiCo, Inc., 2.875%, 10/15/49	USD	740	528,863
Procter & Gamble Co.:
1.200%, 10/29/30	USD	70	59,875
4.550%, 01/29/34	USD	243	250,983
Prologis LP, 1.250%, 10/15/30	USD	1,405	1,185,277
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,000	1,072,280
Starbucks Corp., 4.450%, 08/15/49	USD	550	488,162
Stryker Corp., 4.250%, 09/11/29	USD	465	465,974
Sysco Corp., 2.400%, 02/15/30	USD	610	553,095
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	175	157,911
United Rentals North America, Inc., 4.875%, 01/15/28	USD	820	813,929
Verizon Communications, Inc., 3.875%, 02/08/29	USD	639	630,403
Waste Management, Inc., 4.625%, 02/15/30	USD	545	558,256
			18,752,406
Total Corporate Bonds (Cost $26,413,959)			27,074,388

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Exchange-Traded Funds | 1.3%
iShares MSCI World ETF (Cost $1,678,041)	19,913	$3,124,549

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 16.9%
Australia | 0.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	885	$515,467
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	985	565,234
			1,080,701
Bahamas | 0.3%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	820	771,054
Bermuda | 1.1%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,280	1,254,800
2.375%, 08/20/30 (#)	USD	1,560	1,377,187
			2,631,987
Canada | 1.3%
British Columbia, 3.200%, 06/18/44	CAD	1,285	831,352
Quebec, 1.850%, 02/13/27	CAD	1,490	1,074,095
Vancouver, 2.900%, 11/20/25	CAD	1,440	1,058,687
			2,964,134
Chile | 0.6%
Bonos de la Tesoreria de la Republica en pesos, 2.500%, 03/01/25	CLP	90,000	99,246
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,260	1,205,332
			1,304,578
Colombia | 0.2%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	2,244,000	522,351
Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	1,046,360
Croatia | 0.2%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	590	530,743
Description	Security Currency	Principal Amount (000)	Fair Value
Czech Republic | 0.2%
Czech Republic Government Bonds, 4.880% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	12,790	$566,043
Denmark | 0.3%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	4,685	612,889
Estonia | 0.2%
Estonia Government International Bonds, 3.250%, 01/17/34	EUR	450	508,686
France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	935	868,387
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	591	516,429
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	1,280	1,348,449
Israel | 0.4%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	3,300	867,513
Italy | 0.4%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	860	1,010,812
Japan | 2.0%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	970	922,114
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	136,000	948,144
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	285,600	1,982,399
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	944	927,823
			4,780,480
Mexico | 0.5%
Mexico Bonos, 7.500%, 06/03/27	MXN	24,130	1,178,733
New Zealand | 1.0%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	1,070	665,797
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	1,955	1,106,847
2.000%, 04/15/37	NZD	1,430	649,311
			2,421,955
Panama | 0.6%
Panama Government International Bonds:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
8.875%, 09/30/27	USD	790	$875,320
3.875%, 03/17/28	USD	685	659,313
			1,534,633
Peru | 0.9%
Peru Government Bonds, 6.150%, 08/12/32	PEN	4,770	1,304,163
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	855	731,880
			2,036,043
Poland | 0.3%
Poland Government Bonds, 5.860% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,475	636,089
Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,680	1,762,131
Romania | 0.4%
Romanian Government Bonds:
4.750%, 02/24/25	RON	3,185	709,134
7.200%, 10/28/26	RON	975	222,450
			931,584
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,080	890,386
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	570	549,952
Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	1,925	1,462,577
Switzerland | 0.7%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	840	999,410
0.500%, 06/27/32	CHF	515	614,040
			1,613,450
Thailand | 0.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	37,800	1,063,956
United Kingdom | 0.8%
U.K. Gilts:
0.875%, 07/31/33	GBP	1,395	1,442,091
1.250%, 10/22/41	GBP	580	486,288
			1,928,379
Total Foreign Government Obligations (Cost $38,751,917)			39,941,464
Description	Shares	Fair Value
Preferred Stocks | 0.1%
Germany | 0.1%
Henkel AG & Co. KGaA (Cost $177,388)	2,043	$191,965

Description	Security Currency	Principal Amount (000)	Fair Value
Quasi Government Bonds | 1.1%
Germany | 1.1%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	605	$616,179
1.750%, 09/14/29	USD	1,605	1,469,774
0.000%, 04/18/36	USD	865	545,520
(Cost $2,678,291)			2,631,473
Supranational Bonds | 4.0%
Asian Development Bank:
2.125%, 03/19/25	USD	296	292,606
6.200%, 10/06/26	INR	46,800	555,594
European Bank for Reconstruction & Development, 4.250%, 02/07/28	IDR	8,000,000	502,457
European Investment Bank, 1.000%, 01/28/28	CAD	1,475	1,023,732
European Union:
2.750%, 02/04/33	EUR	445	499,947
0.400%, 02/04/37	EUR	1,060	882,733
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,900,000	707,953
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	837	547,187
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,353	922,470
1.250%, 03/16/26	NOK	9,710	889,758
1.125%, 09/13/28	USD	568	516,549
9.500%, 02/09/29	BRL	4,680	817,241
International Finance Corp.:
2.125%, 04/07/26	USD	730	711,020
1.500%, 04/15/35	AUD	1,321	678,772
Total Supranational Bonds (Cost $9,973,093)			9,548,019
U.S. Municipal Bonds | 0.8%
California:
7.550%, 04/01/39	USD	700	879,824
5.875%, 10/01/41	USD	925	994,313
(Cost $1,957,780)			1,874,137

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
U.S. Treasury Securities | 2.0%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	465	$478,314
1.750%, 08/15/41	USD	3,236	2,294,400
3.625%, 02/15/53	USD	800	727,438
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	1,106	1,095,775
Total U.S. Treasury Securities (Cost $4,189,112)			4,595,927

Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	431	$0
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $320,147)	320,147	320,147
Total Investments | 99.1% (Cost $195,613,570) (»)		$234,993,250
Cash and Other Assets in Excess of Liabilities | 0.9%		2,184,296
Net Assets | 100.0%		$237,177,546

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,376,222	USD	929,827	MSC	10/16/24	$21,837	$—
AUD	520,000	USD	356,325	SSB	12/23/24	3,470	—
CAD	503,987	USD	374,560	JPM	10/16/24	—	1,784
CAD	1,500,189	USD	1,114,213	JPM	10/16/24	—	4,592
CAD	630,075	USD	467,272	MSC	10/16/24	—	1,235
CNH	43,679,860	USD	6,029,133	HSB	10/16/24	207,946	—
CNH	663,343	USD	91,528	JPM	10/16/24	3,191	—
CZK	670,048	USD	28,729	JPM	10/16/24	862	—
CZK	895,583	USD	38,399	JPM	10/16/24	1,153	—
DKK	3,139,988	USD	469,132	HSB	10/16/24	101	—
EUR	334,673	USD	363,297	CIT	10/16/24	9,456	—
EUR	3,412,387	USD	3,725,801	CIT	10/16/24	74,857	—
EUR	1,490,022	USD	1,663,699	HSB	12/23/24	447	—
EUR	630,334	USD	695,222	MSC	10/16/24	6,834	—
EUR	1,688,059	USD	1,843,053	MSC	10/16/24	37,078	—
GBP	206,292	USD	267,910	CIT	10/16/24	7,890	—
GBP	944,495	USD	1,226,603	HSB	10/16/24	36,134	—
GBP	201,627	USD	261,863	JPM	10/16/24	7,701	—
HUF	52,451,012	USD	143,222	HSB	10/16/24	3,656	—
INR	37,488,959	USD	444,941	HSB	01/23/25	—	207
JPY	572,878,293	USD	3,678,561	CIT	10/16/24	314,987	—
JPY	589,147,455	USD	3,783,270	HSB	10/16/24	323,690	—
KRW	1,768,493,602	USD	1,343,738	JPM	01/23/25	17,004	—
NOK	3,060,361	USD	281,685	MSC	10/16/24	8,358	—
NOK	4,256,009	USD	387,000	MSC	10/16/24	16,359	—
NZD	727,200	USD	459,832	HSB	10/16/24	2,167	—
RON	346,152	USD	75,299	CIT	10/16/24	2,129	—
RON	68,622	USD	14,927	HSB	10/16/24	422	—
SEK	1,517,719	USD	144,885	JPM	10/16/24	4,658	—
SEK	7,693,000	USD	723,463	MSC	10/16/24	34,538	—
SGD	323,285	USD	241,526	JPM	10/16/24	10,181	—
USD	88,600	AUD	128,393	HSB	10/16/24	—	184
USD	303,660	AUD	449,281	HSB	10/16/24	—	7,020
USD	2,003,412	AUD	2,963,740	JPM	10/16/24	—	46,027
USD	1,259,414	AUD	1,863,353	MSC	10/16/24	—	29,102
USD	265,979	CAD	361,146	CIT	10/16/24	—	1,144
USD	4,001	CAD	5,433	HSB	10/16/24	—	17
USD	166,800	CAD	224,629	HSB	10/16/24	653	—
USD	3,641,577	CAD	4,945,237	JPM	10/16/24	—	16,186
USD	210,848	CAD	286,325	MSC	10/16/24	—	933
USD	395,000	CAD	534,149	MSC	10/16/24	—	86
USD	365,994	CAD	493,146	SSB	12/23/24	587	—
USD	237,000	CHF	200,175	HSB	10/16/24	105	—
USD	336,385	CHF	299,127	HSB	10/16/24	—	17,613

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	15,378	CHF	13,675	MSC	10/16/24	$—	$805
USD	41,700	CHF	35,198	MSC	10/16/24	46	—
USD	457,822	CHF	407,105	MSC	10/16/24	—	23,961
USD	461,712	CHF	410,060	MSC	10/16/24	—	23,569
USD	703,030	CHF	590,000	SSB	12/23/24	—	411
USD	354,400	CNH	2,468,090	JPM	10/16/24	1,980	—
USD	31,200	CZK	701,491	HSB	10/16/24	220	—
USD	64,901	CZK	1,513,693	JPM	10/16/24	—	1,948
USD	44,261	DKK	303,790	CIT	10/16/24	—	1,137
USD	1,359,537	DKK	9,331,038	HSB	10/16/24	—	34,874
USD	405,035	DKK	2,779,761	JPM	10/16/24	—	10,366
USD	26,000	DKK	173,292	MSC	10/16/24	104	—
USD	877,444	EUR	803,633	CIT	10/16/24	—	17,629
USD	284,723	EUR	255,000	HSB	12/23/24	—	76
USD	1,172,900	EUR	1,048,501	MSC	10/16/24	5,097	—
USD	1,881,000	EUR	1,688,620	MSC	10/16/24	244	—
USD	114,772	GBP	88,375	HSB	10/16/24	—	3,381
USD	218,900	GBP	163,151	HSB	10/16/24	777	—
USD	468,724	GBP	356,217	HSB	10/16/24	—	7,517
USD	169,362	GBP	126,904	HSB	12/23/24	—	270
USD	106,777	GBP	80,000	SSB	12/23/24	—	159
USD	347,448	HKD	2,700,000	SSB	12/23/24	—	236
USD	190,495	IDR	2,940,668,877	JPM	01/23/25	—	2,782
USD	420,066	ILS	1,578,883	CIT	01/23/25	—	4,968
USD	143,456	ILS	538,981	HSB	01/23/25	—	1,637
USD	268,019	ILS	1,007,161	JPM	01/23/25	—	3,108
USD	166,000	JPY	25,754,883	CIT	10/16/24	—	13,538
USD	361,811	JPY	56,346,366	CIT	10/16/24	—	30,981
USD	526,500	JPY	75,972,918	CIT	10/16/24	—	3,109
USD	526,567	JPY	74,765,236	CIT	12/23/24	673	—
USD	480,480	JPY	74,822,515	HSB	10/16/24	—	41,109
USD	1,602,912	JPY	227,433,934	HSB	12/23/24	3,155	—
USD	406,006	JPY	60,404,120	MSC	10/16/24	—	15,073
USD	688,865	JPY	97,790,641	SSB	12/23/24	1,012	—
USD	325,000	KRW	426,487,750	JPM	01/23/25	—	3,155
USD	184,315	MXN	3,336,024	CIT	10/16/24	15,229	—
USD	26,000	MXN	512,500	HSB	10/16/24	24	—
USD	91,629	MXN	1,659,802	HSB	10/16/24	7,502	—
USD	544,652	MXN	9,866,644	MSC	10/16/24	44,563	—
USD	91,988	NOK	983,079	HSB	10/16/24	—	1,182
USD	1,391,907	NOK	14,880,178	JPM	10/16/24	—	18,349
USD	31,200	NOK	328,579	MSC	10/16/24	59	—
USD	466,258	NOK	4,983,946	MSC	10/16/24	—	6,091
USD	36,400	NZD	57,537	CIT	10/16/24	—	154
USD	993,175	NZD	1,625,664	CIT	10/16/24	—	39,630
USD	1,170,997	NZD	1,916,541	HSB	10/16/24	—	46,606
USD	571,485	PEN	2,149,984	CIT	01/23/25	—	7,861

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	510,141	PEN	1,916,395	HSB	01/23/25	$—	$6,261
USD	356,880	PLN	1,399,218	HSB	10/16/24	—	6,544
USD	763,568	SEK	7,998,658	JPM	10/16/24	—	24,550
USD	122,014	SGD	163,936	CIT	10/16/24	—	5,624
USD	269,057	SGD	361,486	JPM	10/16/24	—	12,393
USD	514,838	SGD	670,000	JPM	10/16/24	—	6,818
USD	664,349	THB	23,843,475	HSB	10/16/24	—	77,351
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,239,136	$631,343

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 96.8%
Australia | 1.4%
Rio Tinto PLC	22,678	$1,607,209
Belgium | 1.2%
KBC Group NV	17,142	1,363,892
Canada | 3.7%
Gildan Activewear, Inc.	46,290	2,178,876
Suncor Energy, Inc.	56,176	2,073,501
		4,252,377
China | 3.6%
ESR Group Ltd.	377,200	603,872
Li Ning Co. Ltd.	391,500	971,047
Sungrow Power Supply Co. Ltd., Class A	63,720	903,286
Tencent Holdings Ltd.	28,300	1,584,599
		4,062,804
Finland | 2.2%
Fortum OYJ	76,211	1,256,074
Nordea Bank Abp	104,030	1,225,907
		2,481,981
France | 10.9%
Air Liquide SA	9,948	1,921,309
Bureau Veritas SA	61,222	2,031,871
Capgemini SE	9,926	2,150,143
Engie SA	102,266	1,766,623
Orange SA	153,065	1,752,619
Pernod Ricard SA	7,797	1,178,515
Thales SA	10,350	1,644,032
		12,445,112
Germany | 9.6%
Brenntag SE	15,365	1,145,524
Continental AG	22,093	1,429,281
Merck KGaA	10,669	1,878,517
MTU Aero Engines AG	4,556	1,420,027
Puma SE	20,214	843,666
Rheinmetall AG	1,775	959,525
SAP SE	3,829	869,800
Siemens AG	4,178	843,750
Siemens Healthineers AG	25,329	1,518,792
		10,908,882
Greece | 1.2%
National Bank of Greece SA	155,762	1,338,469
Hong Kong | 3.2%
AIA Group Ltd.	202,000	1,786,246
Description	Shares	Fair Value
Techtronic Industries Co. Ltd.	125,000	$1,894,828
		3,681,074
Israel | 0.9%
Wix.com Ltd. (*)	5,987	1,000,847
Italy | 3.1%
Ryanair Holdings PLC ADR	37,448	1,691,878
UniCredit SpA	41,794	1,836,623
		3,528,501
Japan | 21.6%
Asics Corp.	72,700	1,523,166
Bandai Namco Holdings, Inc.	40,500	925,881
FANUC Corp.	51,500	1,505,173
Hitachi Ltd.	43,100	1,138,646
Kokusai Electric Corp.	30,400	679,493
MatsukiyoCocokara & Co.	105,200	1,729,167
Mitsubishi Electric Corp.	86,400	1,392,406
Mitsui Fudosan Co. Ltd.	112,100	1,050,078
Mizuho Financial Group, Inc.	76,200	1,566,293
NEC Corp.	20,100	1,935,840
Nippon Sanso Holdings Corp.	45,400	1,656,761
Nitori Holdings Co. Ltd.	13,600	2,062,533
Otsuka Holdings Co. Ltd.	25,500	1,438,087
Renesas Electronics Corp.	49,924	728,500
Shimadzu Corp.	41,300	1,377,577
Suzuki Motor Corp.	134,700	1,503,591
Tokyo Electron Ltd.	8,000	1,420,573
Toyo Suisan Kaisha Ltd.	13,700	893,644
		24,527,409
Mexico | 0.9%
Arca Continental SAB de CV	106,700	997,637
Netherlands | 1.4%
ING Groep NV	89,515	1,628,126
Singapore | 1.3%
DBS Group Holdings Ltd.	48,596	1,443,279
South Korea | 1.0%
Samsung Electronics Co. Ltd.	22,806	1,080,898
Spain | 1.1%
Industria de Diseno Textil SA	21,536	1,274,648
Sweden | 1.0%
Sandvik AB	50,488	1,128,163
Switzerland | 2.9%
ABB Ltd.	35,677	2,068,071
Cie Financiere Richemont SA, Class A	8,033	1,273,570
		3,341,641

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,386	$1,282,727
United Kingdom | 14.2%
3i Group PLC	44,342	1,963,102
AstraZeneca PLC	8,151	1,269,639
Coca-Cola Europacific Partners PLC	13,981	1,099,855
Compass Group PLC	57,778	1,851,224
JD Sports Fashion PLC	473,615	979,005
London Stock Exchange Group PLC	10,962	1,498,845
RELX PLC	84,201	3,978,138
Rentokil Initial PLC	44,983	220,727
Unilever PLC	51,699	3,348,130
		16,208,665
United States | 9.3%
Aon PLC, Class A	4,706	1,628,229
BP PLC	211,504	1,115,636
Chubb Ltd.	3,617	1,043,107
CRH PLC	14,452	1,340,278
Experian PLC	27,080	1,426,629
ICON PLC (*)	5,825	1,673,581
Roche Holding AG	7,213	2,308,987
		10,536,447
Total Common Stocks (Cost $88,598,810)		110,120,788
Preferred Stocks | 2.5%
Brazil | 1.5%
Itau Unibanco Holding SA	263,600	1,747,269
Germany | 1.0%
Henkel AG & Co. KGaA	11,660	1,095,603
Total Preferred Stocks (Cost $2,315,240)		2,842,872
Short-Term Investments | 1.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $1,184,021)	1,184,021	1,184,021
Total Investments | 100.3% (Cost $92,098,071)		$114,147,681
Liabilities in Excess of Cash and Other Assets | (0.3)%		(289,864)
Net Assets | 100.0%		$113,857,817

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 97.5%
Automobile Components | 1.3%
Gentherm, Inc. (*)	11,576	$538,863
Automobiles | 1.4%
Thor Industries, Inc.	5,591	614,395
Banks | 6.4%
BankUnited, Inc.	23,085	841,217
Commerce Bancshares, Inc.	8,843	525,274
Home BancShares, Inc.	24,776	671,182
Wintrust Financial Corp.	6,368	691,119
		2,728,792
Biotechnology | 4.4%
Arcutis Biotherapeutics, Inc. (*)	57,878	538,265
Avid Bioservices, Inc. (*)	48,442	551,270
Halozyme Therapeutics, Inc. (*)	6,573	376,239
United Therapeutics Corp. (*)	1,166	417,836
		1,883,610
Building Products | 0.9%
Hayward Holdings, Inc. (*)	26,116	400,619
Capital Markets | 6.5%
DigitalBridge Group, Inc.	48,399	683,878
Evercore, Inc., Class A	1,925	487,679
StepStone Group, Inc., Class A	15,649	889,333
Stifel Financial Corp.	7,849	737,021
		2,797,911
Chemicals | 1.1%
Ingevity Corp. (*)	11,695	456,105
Commercial Services & Supplies | 1.2%
Casella Waste Systems, Inc., Class A (*)	5,161	513,468
Construction Materials | 1.3%
Eagle Materials, Inc.	1,957	562,931
Consumer Staples Distribution & Retail | 3.4%
BJ’s Wholesale Club Holdings, Inc. (*)	7,130	588,083
Chefs’ Warehouse Inc. (*)	20,827	874,942
		1,463,025
Containers & Packaging | 1.1%
Graphic Packaging Holding Co.	15,615	462,048
Electrical Equipment | 2.2%
EnerSys	5,100	520,455
Generac Holdings, Inc. (*)	2,606	414,041
		934,496
Description	Shares	Fair Value
Electronic Equipment, Instruments & Components | 3.9%
Cognex Corp.	14,127	$572,144
Coherent Corp. (*)	6,877	611,434
Mirion Technologies, Inc. (*)	43,848	485,397
		1,668,975
Energy Equipment & Services | 2.9%
Atlas Energy Solutions, Inc.	21,423	467,021
Cactus, Inc., Class A	7,604	453,731
Liberty Energy, Inc.	17,186	328,081
		1,248,833
Entertainment | 1.5%
Roku, Inc. (*)	8,628	644,166
Ground Transportation | 0.9%
Landstar System, Inc.	2,018	381,140
Health Care Equipment & Supplies | 5.7%
Enovis Corp. (*)	15,136	651,605
Inspire Medical Systems, Inc. (*)	2,767	583,975
Lantheus Holdings, Inc. (*)	7,119	781,310
RxSight, Inc. (*)	8,471	418,722
		2,435,612
Health Care Providers & Services | 1.0%
Hims & Hers Health, Inc. (*)	23,993	441,951
Health Care Technology | 2.4%
Evolent Health, Inc., Class A (*)	20,574	581,833
Schrodinger, Inc. (*)	23,686	439,375
		1,021,208
Hotels, Restaurants & Leisure | 3.1%
Dave & Buster’s Entertainment, Inc. (*)	11,819	402,437
Kura Sushi USA, Inc., Class A (*)	5,375	433,010
Wyndham Hotels & Resorts, Inc.	6,281	490,797
		1,326,244
Insurance | 5.4%
Abacus Life, Inc. (*)	39,607	400,823
First American Financial Corp.	12,623	833,244
Hanover Insurance Group, Inc.	2,885	427,297
Reinsurance Group of America, Inc.	3,073	669,515
		2,330,879
Interactive Media & Services | 4.2%
Cars.com, Inc. (*)	36,497	611,690
MediaAlpha, Inc., Class A (*)	41,684	754,897
Ziff Davis, Inc. (*)	8,645	420,666
		1,787,253

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
IT Services | 2.1%
DigitalOcean Holdings, Inc. (*)	21,917	$885,228
Life Sciences Tools & Services | 1.3%
Maravai LifeSciences Holdings, Inc., Class A (*)	67,264	558,964
Machinery | 6.7%
Columbus McKinnon Corp.	16,887	607,932
Gates Industrial Corp. PLC (*)	31,779	557,721
Middleby Corp. (*)	5,327	741,146
Nordson Corp.	2,059	540,755
REV Group, Inc.	15,148	425,053
		2,872,607
Oil, Gas & Consumable Fuels | 2.5%
Antero Resources Corp. (*)	22,365	640,757
Magnolia Oil & Gas Corp., Class A	17,365	424,053
		1,064,810
Pharmaceuticals | 2.2%
Axsome Therapeutics, Inc. (*)	6,591	592,333
Guardian Pharmacy Services, Inc., Class A	22,056	370,541
		962,874
Professional Services | 1.3%
Verra Mobility Corp. (*)	19,734	548,802
Retail REITs | 1.4%
Brixmor Property Group, Inc.	22,388	623,730
Semiconductors & Semiconductor Equipment | 5.5%
Allegro MicroSystems, Inc. (*)	25,107	584,993
Credo Technology Group Holding Ltd. (*)	15,425	475,090
MKS Instruments, Inc.	5,309	577,141
Onto Innovation, Inc. (*)	3,383	702,176
		2,339,400
Software | 3.3%
CyberArk Software Ltd. (*)	1,278	372,678
Dynatrace, Inc. (*)	8,377	447,918
Zeta Global Holdings Corp., Class A (*)	19,541	582,908
		1,403,504
Specialized REITs | 1.3%
CubeSmart	10,394	559,509
Specialty Retail | 3.7%
Chewy, Inc., Class A (*)	17,098	500,800
RH (*)	1,604	536,426
Warby Parker, Inc., Class A (*)	34,682	566,357
		1,603,583
Description	Shares	Fair Value
Textiles, Apparel & Luxury Goods | 1.8%
Crocs, Inc. (*)	5,443	$788,201
Trading Companies & Distributors | 2.2%
Beacon Roofing Supply, Inc. (*)	6,128	529,643
Hudson Technologies, Inc. (*)	51,073	425,949
		955,592
Total Common Stocks (Cost $36,448,002)		41,809,328
Short-Term Investments | 1.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $736,540)	736,540	736,540
Total Investments | 99.2% (Cost $37,184,542)		$42,545,868
Cash and Other Assets in Excess of Liabilities | 0.8%		338,647
Net Assets | 100.0%		$42,884,515

Lazard Retirement Series, Inc. Notes to Portfolios of Investments
September 30, 2024 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2024.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2024, these securities amounted to 0.6% of net assets of Lazard Retirement Global Dynamic Multi-Assets Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipt
ICE	- Intercontinental Exchange
NIBOR	- Nigerian Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar	ILS	- Israeli Shekel
BRL	- Brazilian real	INR	- Indian Rupee
CAD	- Canadian Dollar	JPY	- Japanese Yen
CHF	- Swiss Franc	KRW	- South Korean Won
CLP	- Chilean Peso	MXN	- Mexican New Peso
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
COP	- Colombian Peso	NZD	- New Zealand Dollar
CZK	- Czech Koruna	PEN	- Peruvian Nuevo Sol
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	RON	- New Romanian Leu
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	THB	- Thai Baht
IDR	- Indonesian Rupiah	USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank N.A.
HSB	- HSBC Bank USA N.A.
JPM	- JPMorgan Chase Bank N.A.
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank & Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	0.8%	3.5%
Automobile Components	1.7	0.2	1.3
Automobiles	0.6	1.1	1.3
Banks	22.6	7.0	10.7
Beverages	—	1.4	2.9
Biotechnology	—	1.4	—
Broadline Retail	3.8	1.4	—
Building Products	—	0.7	—
Capital Markets	—	3.2	3.0
Chemicals	1.7	0.3	3.1
Commercial Services & Supplies	—	2.1	0.2
Communications Equipment	—	0.3	—
Construction Materials	2.4	—	1.2
Consumer Staples Distribution & Retail	1.4	2.0	1.5
Containers & Packaging	—	0.1	—
Diversified REITs	—	0.5	—
Diversified Telecommunication Services	4.5	2.2	1.6
Electric Utilities	—	0.8	1.1
Electrical Equipment	—	1.2	3.8
Electronic Equipment, Instruments & Components	1.3	0.3	1.2
Energy Equipment & Services	—	0.1	—
Entertainment	1.9	1.0	—
Financial Services	—	2.0	—
Food Products	2.5	0.9	0.8
Gas Utilities	1.0	0.4	—
Ground Transportation	—	0.3	—
Health Care Equipment & Supplies	—	0.5	1.3
Health Care Providers & Services	2.8	2.3	—
Hotels, Restaurants & Leisure	0.7	0.4	1.6
Household Durables	3.7	0.3	—
Household Products	0.7	2.6	1.0
Independent Power & Renewable Electricity Producers	0.6	—	—
Industrial Conglomerates	3.3	0.5	1.7
Insurance	5.0	2.5	3.9
Interactive Media & Services	1.3	2.9	1.4
IT Services	1.4	1.0	4.5
Leisure Products	—	0.2	0.8
Life Sciences Tools & Services	—	0.6	1.5
Machinery	1.6	1.5	4.0
Marine Transportation	—	0.1	—
Media	—	0.6	—
Metals & Mining	2.6	0.5	1.4
Multi-Utilities	—	0.5	1.6
Oil, Gas & Consumable Fuels	5.6	1.5	2.8
Passenger Airlines	—	0.1	1.5
Personal Care Products	2.6	0.5	2.9
Pharmaceuticals	1.0	4.6	6.1
Professional Services	—	1.1	6.5
Real Estate Management & Development	—	0.4	1.5

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio
Retail REITs	—%	0.3%	—%
Semiconductors & Semiconductor Equipment	11.7	4.9	3.6
Software	—	4.9	0.8
Specialized REITs	—	0.6	—
Specialty Retail	1.1	1.9	3.8
Technology Hardware, Storage & Peripherals	2.5	3.0	0.9
Textiles, Apparel & Luxury Goods	—	0.3	6.0
Tobacco	0.7	0.8	—
Trading Companies & Distributors	—	—	1.0
Transportation Infrastructure	1.7	—	—
Wireless Telecommunication Services	2.2	0.4	—
Subtotal	98.2	74.0	99.3
Exchange-Traded Funds	—	1.3	—
Foreign Government Obligations	—	16.9	—
Supranationals	—	4.0	—
U.S. Municipal Bonds	—	0.8	—
U.S. Treasury Securities	—	2.0	—
Warrants	—	0.0	—
Short-Term Investments	1.9	0.1	1.0
Total Investments	100.1%	99.1%	100.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 22, 2024

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date:	November 22, 2024